EQUITY - Changes in Other Reserves (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Balance, beginning of year	$ 4,279,271.6		$ 3,453,866.5	$ 2,917,832.4
Exchange differences arising on translation of foreign operations	(61,588.2)		64,502.7	(14,255.6)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	335.1		793.8	618.2
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	744.5		5,078.3	1,953.0
Debt instruments	4,505.9		1,254.5	3,639.8
Disposal of investments in equity instruments at FVTOCI	(557.1)		(4,009.1)	(151.9)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	200.2		683.1	473.9
Loss allowance adjustments from debt instruments at FVTOCI	(17.1)		12.3	9.5
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	(112.2)		(75.2)	(34.8)
Transferred to initial carrying amount of hedged items	13.4		0.1	(45.2)
Issuance of employee restricted stock			(2,637.4)	(586.0)
Share-based payment expenses recognized	1,231.1		1,222.8	477.7
Share of other comprehensive income (loss) of associates	(137.0)		210.5	92.7
Other comprehensive income transferred to profit or loss due to decline of equity method			(7.1)
Income tax effect			(10.0)
Balance, end of year	5,396,219.2	$ 172,018.5	4,279,271.6	3,453,866.5
Others
Balance, beginning of year	38,705.0		(28,314.3)	(20,505.6)
Unrealized gain (loss) on financial assets at FVTOCI
Balance, end of year	(16,676.4)	(531.6)	38,705.0	(28,314.3)
Foreign Currency Translation Reserve
Balance, beginning of year	40,263.0		(25,316.8)	(11,743.3)
Exchange differences arising on translation of foreign operations	(61,588.2)		64,502.7	(14,255.6)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	335.1		793.8	618.2
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Disposal of investments in equity instruments at FVTOCI	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments at FVTOCI	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Issuance of employee restricted stock			0.0	0.0
Share-based payment expenses recognized	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	(29.0)		290.4	63.9
Other comprehensive income transferred to profit or loss due to decline of equity method			(7.1)
Income tax effect			0.0
Balance, end of year	(21,019.1)	(670.0)	40,263.0	(25,316.8)
Unrealized Gain (Loss) on Financial Assets at FVTOCI
Balance, beginning of year	(1,160.2)		(4,099.9)	(10,056.4)
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0		0.0	0.0
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	744.5		5,078.3	1,953.0
Debt instruments	4,505.9		1,254.5	3,639.8
Disposal of investments in equity instruments at FVTOCI	(557.1)		(4,009.1)	(151.9)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	200.2		683.1	473.9
Loss allowance adjustments from debt instruments at FVTOCI	(17.1)		12.3	9.5
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Issuance of employee restricted stock			0.0	0.0
Share-based payment expenses recognized	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	(124.7)		(69.4)	32.2
Other comprehensive income transferred to profit or loss due to decline of equity method			0.0
Income tax effect			(10.0)
Balance, end of year	3,591.5	114.5	(1,160.2)	(4,099.9)
Gain (Loss) on Hedging Instruments
Balance, beginning of year	1,310.3		1,395.9	1,479.3
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0		0.0	0.0
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Disposal of investments in equity instruments at FVTOCI	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments at FVTOCI	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	(112.2)		(75.2)	(34.8)
Transferred to initial carrying amount of hedged items	13.4		0.1	(45.2)
Issuance of employee restricted stock			0.0	0.0
Share-based payment expenses recognized	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	16.7		(10.5)	(3.4)
Other comprehensive income transferred to profit or loss due to decline of equity method			0.0
Income tax effect			0.0
Balance, end of year	1,228.2	39.1	1,310.3	1,395.9
Unearned Stock-Based Employee Compensation
Balance, beginning of year	(1,708.1)		(293.5)	(185.2)
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	0.0		0.0	0.0
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Disposal of investments in equity instruments at FVTOCI	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments at FVTOCI	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Issuance of employee restricted stock			(2,637.4)	(586.0)
Share-based payment expenses recognized	1,231.1		1,222.8	477.7
Share of other comprehensive income (loss) of associates	0.0		0.0	0.0
Other comprehensive income transferred to profit or loss due to decline of equity method			0.0
Income tax effect			0.0
Balance, end of year	$ (477.0)	$ (15.2)	$ (1,708.1)	$ (293.5)